MANAGED ACCOUNT SERIES II

BlackRock U.S. Mortgage Portfolio

(the “Fund”)

Supplement dated December 17, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information of the Fund,

each dated August 28, 2019, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since*	Title
Matthew Kraeger	2009	Managing Director of BlackRock, Inc.
Siddharth Mehta	2016	Director of BlackRock, Inc.
Ibrahim Incoglu	2019	Managing Director of BlackRock, Inc.
Samir Lakhani	2019	Managing Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Matthew Kraeger, Siddharth Mehta, Ibrahim Incoglu and Samir Lakhani are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Matthew Kraeger, Siddharth Mehta, Ibrahim Incoglu and Samir Lakhani are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since*	Title and Recent Biography
Matthew Kraeger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2015; Director of BlackRock, Inc. from 2009 to 2014; Vice President of BlackRock, Inc. from 2006 to 2008; Associate of BlackRock, Inc. from 2002 to 2005.
Siddharth Mehta	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2017; Vice President of BlackRock, Inc. from 2011 to 2016.
Ibrahim Incoglu	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2015; Director of BlackRock, Inc. from 2009 to 2014.
Samir Lakhani	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Vice President of BlackRock, Inc. in 2009.

*	Includes management of the Predecessor Fund.

The first sentence of the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Matthew Kraeger, Siddharth Mehta, Ibrahim Incoglu and Samir Lakhani are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The table in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew Kraeger	6 $2.37 Billion	11 $2.15 Billion	19 $13.35 Billion	0 $0	6 $1.83 Billion	19 $13.35 Billion
Siddharth Mehta	4 $1.17 Billion	11 $2.15 Billion	17 $12.95 Billion	0 $0	6 $1.83 Billion	17 $12.95 Billion

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ibrahim Incoglu*	7 $4.17 Billion	87 $2.25 Billion	7 $341.3 Million	0 $0	2 $294.3 Million	7 $341.3 Million
Samir Lakhani*	4 $2.17 Billion	13 $2.94 Billion	3 $1.17 Billion	0 $0	5 $2.43 Billion	3 $1.17 Billion

*	Information as of October 31, 2019.

The first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmarks
Matthew Kraeger Siddharth Mehta	A combination of market-based indices (e.g. FTSE Mortgage Index, Bloomberg Barclays GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Ibrahim Incoglu	No Benchmarks.
Samir Lakhani	A combination of market-based CMBS and ABS indices, certain customized indices and certain fund industry peer groups.

The table following the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Securities Equity Beneficially Owned in the Fund
Matthew Kraeger	$50,001 - $100,000
Siddharth Mehta	None
Ibrahim Incoglu*	None
Samir Lakhani*	None

*	Information as of October 31, 2019.

The first paragraph of the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Potential Material Conflicts of Interest” is deleted in its entirety and replaced with the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Funds. It should also be noted that Messrs. Kraeger, Mehta, Incoglu and Lakhani may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Kraeger, Mehta, Incoglu and Lakhani may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

PR2SAI-USM-1219SUP